Description of Business and Segmented Disclosures - Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 785	$ 3,673
PP&E	28,698	29,596	$ 16,426
Goodwill	2,272	2,272	$ 242
Total Assets	35,174	40,933
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	639	617
PP&E	21,646	22,320
Goodwill	2,272	2,272
Total Assets	25,373	26,799
Deep Basin [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	146	3,056
PP&E	2,482	3,019
Total Assets	2,742	6,694
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	4,284	3,967
Total Assets	5,621	5,432
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	286	290
Total Assets	1,424	1,364
Conventional [Member]
Disclosure Of Reportable Segments [Line Items]
Total Assets	$ 14	$ 644